Finance Lease Receivables	12 Months Ended
Dec. 31, 2018
Finance Lease Receivables [Abstract]
Finance Lease Receivables
17.	Finance Lease Receivables

(1)	Finance lease contracts

The Company entered into a power purchase agreement (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a 25 year lease term, and accounts for the PPA as a finance lease. Also, the Company has fly-ash pipe conduit finance leases with an average lease term of 7 years. In addition, the Company provides 31 energy storage system installation projects and 44 energy efficiency contracts as finance leases with a lease term of 2 to 10 years. Also, the Company entered into a PPA with the Comision Federal de Electricidad in Mexico to provide for 25 years (December 2013 to November 2038) of all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)

Finance lease receivables as of December 31, 2017 and 2018 are as follows and included in current and non-current trade and other receivables, net, in the consolidated statements of financial position:

		2017			2018
		Minimum lease payments	Present value of minimum lease payments		Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	49,542		13,067	124,918	84,688
1 ~ 5 years		381,181		203,990	467,518	223,622
More than 5 years		1,398,449		645,564	1,333,016	675,036

	￦	1,829,172		862,621	1,925,452	983,346

Allowance for doubtful accounts				—		(1,133)

			￦	862,621		982,213

(3)

There are no impaired finance lease receivables as of December 31, 2016 and 2017, and changes in the allowance for doubtful accounts of finance lease receivables for the year ended December 31, 2018 are as follows:

	2018
	In millions of won
Beginning balance	￦	—
Bad debt expense		1,133
Write-off		—
Other		—

Ending balance	￦	1,133